Other Equity and Common Stock Transactions (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended										9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	May 31, 2011	Mar. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011	Apr. 30, 2013 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 First Amendment	Jul. 31, 2012 First Amendment	Sep. 28, 2011 First Amendment	Apr. 30, 2013 First Amendment Minimum	Jul. 31, 2012 First Amendment Minimum	Apr. 30, 2013 Second Amendment	Jul. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Apr. 30, 2013 Second Amendment Minimum	Jul. 31, 2012 Second Amendment Minimum	Dec. 31, 2011 Warrants	Jul. 31, 2012 Warrants First Amendment	Apr. 30, 2013 Warrants First Amendment	Jul. 31, 2012 Warrants Second Amendment	Apr. 30, 2013 Warrants Second Amendment
Other equity and common stock transactions
Forward stock split ratio		32
Common stock, authorized shares			3,200,000,000		3,200,000,000	3,200,000,000	3,200,000,000	3,200,000,000				3,200,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.001
Common stock, outstanding shares			117,859,000		87,856,000	56,856,000	87,856,000	117,859,000				68,480,000	2,140,000
Number of shares of common stock held by previous majority stockholders returned for no consideration		17,280,000
Consideration paid for common stock held by previous majority stockholders returned (in dollars)		$ 0
Authorized issuance of shares to consultant	200,000
Value of shares issued to consultant	332,000
Amortization period for consulting services	12 months
Consulting expense			34,500	249,000	249,000	83,000	332,000	366,500
Warrants issued to purchase shares										31,000,000	12,000,000									1,000,000					3,000,000
Warrants exercise price (in dollars per share)									$ 0.26					$ 0.26	$ 0.50	$ 1.20	$ 1.20			$ 1.20					$ 1.00			$ 0.50
Term of warrants																		5 years	5 years				5 years	5 years
Daily market price for exercising warrant under the mandatory exercise provision (in dollars per share)																					$ 2.40	$ 2.40				$ 2.40	$ 2.40
Number of consecutive trading days with daily market price equal to or above $2.40 allows company to request exercise of warrant																		20 days	20 days				20 days	20 days
Fair value of warrants																		$ 228,509	$ 228,509				$ 729,602	$ 729,602
Dividend yield (as a percent)																														0.00%		0.00%
Volatility (as a percent)																													87.62%	87.62%	125.00%	125.00%
Risk-free interest rate (as a percent)																													0.96%	0.96%	1.04%	1.04%
Warrants outstanding			57,783,000	42,246,000	42,246,000	13,696,000	42,246,000	57,783,000